PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30,	December 31,
	2023	2022
Property and equipment	$1,300,521	$3,942,421
Leasehold improvements	46,934	46,934
Property and equipment at cost	1,347,455	3,989,355
Less - accumulated depreciation	(472,282)	(2,055,484)
Property and equipment, net	$875,173	$1,933,871